Fixed Assets and Asset Retirement Obligations (Schedule of Reconciliation of Liability for Asset Retirement Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning balance	$ 198,187	$ 213,726
Accretion expense	10,509	11,008
Revisions in timing and estimated costs of AROs	44,319	7,146
Acquisitions		131
Divestitures		(7,649)
Settlements	(13,150)	(26,415)
Other		240
Asset retirement obligations, ending balance	$ 239,865	$ 198,187